Net Income Per Share (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Basic and diluted income per share
Net income for the year - numerator	59,823	40,035	50,404	133,314	44,307
Weighted average number of basic and diluted ordinary shares outstanding - denominator (in shares)	14,303,544		15,944,233	7,891,754	7,054,583
Basic and diluted income per share (in dollars per share)	4.2		3.2	16.9	6.3